EARNINGS PER SHARE - Weighted Average Potentially Dilutive Securities (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	11.9	15.5	9.8	11.5
Management stock options of the Manager
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	7.0	10.6	4.9	7.8
Escrow shares of the Manager
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	4.9	4.9	4.9	3.7